CONDENSED BALANCE SHEET (Parenthetical) - $ / shares	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Shares subject to possible redemption	7,590,195		0
Preferred stock, par value	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000		1,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, shares issued	2,421,106	2,156,250	2,156,250
Common stock, shares outstanding	2,421,106	2,156,250	2,156,250
Maximum shares subject to forfeiture		281,250	281,250
Over-allotment
Maximum shares subject to forfeiture		281,250	281,250	281,250
Common stock subject to possible redemption
Shares subject to possible redemption	7,590,195		7,590,195
Shares subject to possible redemption, par value per share	$ 10.00		$ 10.00